Short-Term Debt - Schedule of Availability Liquidity (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Short-term Debt [Line Items]
Cash and cash equivalents	$ 191	$ 98	$ 94
Remaining availability	1,172	1,076
Total Available Liquidity	1,363	1,174
Revolving Credit Facility
Short-term Debt [Line Items]
Remaining availability	$ 1,172	$ 1,076